BORROWINGS - Additional Information (Details) $ in Millions				12 Months Ended
	May 24, 2021 USD ($)	Sep. 01, 2020 CAD ($)	Nov. 06, 2019 CAD ($)	Dec. 31, 2021 USD ($) extension	Feb. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,131,000,000
Commercial papers issued				431,000,000		$ 0
Notional Amount (U.S. Dollars)				14,902,000,000		14,743,000,000
Debt in breach of asset-level financial covenants				145,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,975,000,000
Basis points				0.0013
Non-recourse borrowings				$ 0		1,131,000,000
Letter of credit outstanding amount				$ 12,000,000		63,000,000
Borrowings renewal period				1 year
Borrowings renewal period, number of extensions available | extension				4
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%
Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 431,000,000		0
Commercial Paper Program | Establishment of Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Commercial papers issued					$ 500,000,000
Commercial Paper Program | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				0.37%
Syndicated Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000			$ 1,000,000,000
Line of credit, amount drawn						0
Syndicated Revolving Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis points							0.0042
Syndicated Revolving Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Basis points							0.0044
Syndicated Revolving Credit Facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.10%
Syndicated Revolving Credit Facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 554,000,000		550,000,000
Notional Amount (U.S. Dollars)								$ 200	$ 500
Annual rate								3.40%	3.50%
Borrowings, effective interest rate								4.10%
Medium-term Notes, Maturing October 9, 2029 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid			$ 375
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				3.40%
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Annual rate								3.40%	3.40%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)								$ 400
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 554,000,000		550,000,000
Notional Amount (U.S. Dollars)								$ 200
Borrowings, effective interest rate								4.10%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				4.20%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Annual rate								4.20%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 2,739,000,000		3,173,000,000
Increase (decrease) in corporate borrowings				(434,000,000)
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				500,000,000
Non-recourse borrowings				$ 0		0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.80%
Commitment fees				$ 0
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				26,534,000,000		20,020,000,000
Increase in borrowings				6,500,000,000
Non-recourse borrowings | Disposal Group Disposed of By Sale Not Discontinued Operations
Disclosure of detailed information about borrowings [line items]
Increase in borrowings				8,700,000,000
Non-recourse borrowings | Canadian diversified midstream operation
Disclosure of detailed information about borrowings [line items]
Increase in borrowings				6,700,000,000
Non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				9,257,000,000		2,400,000,000
Non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				7,376,000,000		7,457,000,000
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 396,000,000		392,000,000
Notional Amount (U.S. Dollars)		$ 500
Amount repaid		$ 450
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				2.90%
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Annual rate		2.90%
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Annual rate		2.90%
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Annual rate		3.90%
Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 250,000,000
Subordinated notes, Maturing 2081
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 250,000,000			$ 250,000,000		$ 0
Annual rate	5.00%
Debt issuance costs	$ 6,000,000
Subordinated notes, Maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.00%